Basis of consolidation (Tables)	12 Months Ended
Dec. 31, 2018
Basis of consolidation (Tables) [Abstract]
Controlled entities and investment funds included in the consolidated financial statements

Below are highlighted the controlled entities and investment funds included in the consolidated financial statements of Banco Santander. Similar information regarding companies accounted by the equity method by the Bank is provided in Note 11.

Directly and Indirectly controlled by Banco Santander (Brasil) S.A.			Participation %
	Activity		Consolidated
Banco Bandepe S.A. (1)	Bank		100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	-	99.99%
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)	Financial	-	100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)	Buying club	-	100.00%
Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named as Atual Companhia Securitizadora de Créditos Financeiros) (Atual) (2)	Credit recovery services	-	100.00%
Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)	Broker	-	100.00%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros) (formerly named as Santander Participações S.A.) (3)(4)(5)	Other activities	-	100.00%
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet)	Payment Institution	-	88.50%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	-	100.00%
Santander Brasil Establecimiento Financiero de Crédito S.A. (EFC)	Financial	-	100.00%
Santander Holding Imobiliária S.A. (formerly named Webcasas S.A.) (10)	Holding	-	100.00%
Santander Brasil Tecnologia S.A. (formerly named Produban Serviços de Informática S.A.) (21)	Technology		100.00%
Rojo Entretenimento S.A. (20)	Other Activities		94.60%
BEN Benefícios e Serviços S.A (9)	Other Activities	-	100.00%
Esfera Fidelidade S.A. (22)	Other Activities	-	100.00%

Return Capital Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named Ipanema Empreendimentos e Participações S.A.) (11) (12)	Credit Management and Recovery Management		70.00%

Return Gestão de Recursos S.A. (formerly named Gestora de Investimentos Ipanema S.A.) (13)	Resource Manager	-	100.00%

Auttar HUT Processamento de Dados Ltda. (Auttar HUT)	Other Activities	-	100.00%
Integry Tecnologia e Serviços A.H.U Ltda. (Integry Tecnologia)	Other Activities	-	100.00%
Toque Fale Serviços de Telemarketing Ltda. (Toque Fale)	Other Activities	-	100.00%

Controlled by Sancap
Santander Capitalização S.A. (Santander Capitalização)	Savings and annuities	-	100.00%
Evidence Previdência S.A.	Social Securities	-	100.00%

Controlled by Aymoré CFI
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super Pagamentos) (14) (8)	Payment Institution	-	100.00%
Banco Olé Bonsucesso Consignado S.A. (Olé Consignado) (15)	Bank	-	60.00%
Banco PSA Finance Brasil S.A.	Bank	-	50.00%
Controlled by Olé Consignado
BPV Promotora de Vendas e Cobrança Ltda.	Other Activities	-	100.00%
Olé Tecnologia Ltda.	Other Activities	-	100.00%

Controlled by Santander Leasing
Si Distribuidora de Títulos e Valores Mobiliários S.A. (formerly named Santander Finance Arrendamento Mercantil) (6) (7)	Leasing		100.00%
Consolidated Investment Funds	Activity		Participation % Consolidated
Santander FIC FI Contract I Referenciado DI	Investment Fund		(a)
Santander Fundo de Investimento Unix Multimercado Crédito Privado	Investment Fund		(a)
Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado	Investment Fund		(a)
Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento Financial Curto Prazo	Investment Fund		(a)
Santander Fundo de Investimento Capitalization Renda Fixa	Investment Fund		(a)
Santander Paraty QIF PLC (16)	Investment Fund		(a)
Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies) (16)	Investment Fund		(a)
Prime 16 - Fundo de Investimento Imobiliário (formerly named BRL V - Fundo de Investimento Imobiliário - FII) (17)	Real Estate Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI) (18)	Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL V) (19)	Investment Fund		(a)
Santander Hermes Multimercado Crédito Privado Infraestrutura Fundo de Investimentos (23)	Investment Fund		(a)